UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Global Growth Fund

	Shares	Value ($)
Common Stocks 95.7%
Australia 0.4%
G8 Education Ltd. (a) (Cost $3,565,454)	1,207,425	3,044,888
Bermuda 0.6%
Lazard Ltd. "A" (Cost $2,147,445)	86,328	4,011,662
Canada 4.3%
Agnico Eagle Mines Ltd.	182,000	4,835,344
Alimentation Couche-Tard, Inc. "B"	168,000	7,658,722
Brookfield Asset Management, Inc. "A"	266,500	9,149,744
Quebecor, Inc. "B" (a)	187,719	4,648,520
SunOpta, Inc.* (a)	469,785	3,349,567
(Cost $24,336,066)		29,641,897
China 0.3%
Minth Group Ltd. (Cost $1,418,020)	1,004,633	2,018,166
Denmark 0.7%
A P Moller-Maersk AS "B"	2,200	3,361,250
TDC AS	350,000	1,839,321
(Cost $5,954,412)		5,200,571
Finland 1.2%
Cramo Oyj	200,255	4,053,329
Sampo Oyj "A"	94,000	4,647,486
(Cost $8,933,869)		8,700,815
France 2.3%
Flamel Technologies SA (ADR)*	432,750	6,218,617
Parrot SA* (a)	27,939	661,638
Pernod Ricard SA	51,100	5,812,800
Vivendi SA	154,000	3,231,969
(Cost $18,465,174)		15,925,024
Germany 5.6%
BASF SE	37,000	3,049,242
Bayer AG (Registered)	26,900	3,571,131
Fresenius Medical Care AG & Co. KGaA	88,000	7,251,340
Lanxess AG	114,000	5,795,056
Merck KGaA	21,500	2,193,845
Patrizia Immobilien AG	190,390	4,719,321
United Internet AG (Registered)	169,683	9,040,052
VIB Vermoegen AG	175,585	3,263,551
(Cost $29,585,488)		38,883,538
Hong Kong 1.6%
AIA Group Ltd.	240,000	1,438,795
K Wah International Holdings Ltd.	4,946,829	2,147,678
REXLot Holdings Ltd.	43,252,753	1,800,182
Techtronic Industries Co., Ltd.	1,350,901	5,471,642
(Cost $11,227,900)		10,858,297
India 0.4%
WNS Holdings Ltd. (ADR)* (Cost $2,761,662)	94,849	2,916,607
Indonesia 0.5%
PT Arwana Citramulia Tbk	49,638,792	1,504,320
PT Multipolar Tbk	73,864,863	1,701,936
(Cost $7,548,100)		3,206,256
Ireland 3.2%
Greencore Group PLC	920,843	4,675,323
Kerry Group PLC "A"	70,000	5,649,688
Paddy Power PLC	40,142	5,092,281
Ryanair Holdings PLC (ADR)	85,573	6,580,564
(Cost $16,484,398)		21,997,856
Italy 1.0%
Prysmian SpA	182,879	3,964,977
Telit Communications PLC* (a)	414,700	1,409,214
Unipol Gruppo Finanziario SpA	334,500	1,667,157
(Cost $6,360,261)		7,041,348
Japan 5.4%
Ai Holdings Corp.	208,850	5,286,029
Avex Group Holdings, Inc.	159,020	1,898,629
Kusuri No Aoki Co., Ltd.	127,250	6,738,767
MISUMI Group, Inc.	244,089	3,311,257
Nippon Seiki Co., Ltd.	325,993	6,563,611
Topcon Corp. (a)	200,800	3,522,745
United Arrows Ltd.	87,383	3,847,441
Universal Entertainment Corp.	216,396	4,133,347
UT Group Co., Ltd.* (a)	423,124	2,189,521
(Cost $25,874,823)		37,491,347
Korea 0.2%
Suprema, Inc.* (Cost $1,643,821)	79,973	1,236,144
Luxembourg 1.1%
Eurofins Scientific (Cost $4,839,925)	20,000	7,514,365
Malaysia 1.6%
Hartalega Holdings Bhd.	2,720,854	3,449,259
IHH Healthcare Bhd.	1,600,000	2,377,519
Nirvana Asia Ltd. 144A	10,569,305	2,998,984
Tune Protect Group Bhd.	7,314,621	2,331,414
(Cost $11,552,150)		11,157,176
Mexico 0.5%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $3,162,653)	34,200	3,296,196
Netherlands 2.6%
Brunel International NV	155,049	2,839,052
Core Laboratories NV (b)	33,400	3,946,210
ING Groep NV (CVA)	270,000	3,700,965
SBM Offshore NV*	262,877	3,717,367
Sensata Technologies Holding NV* (b)	79,800	3,655,638
(Cost $18,676,813)		17,859,232
Norway 1.4%
Marine Harvest ASA* (Cost $9,168,978)	750,000	10,118,635
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,375,683)	143,255	3,976,759
Philippines 0.8%
Alliance Global Group, Inc.	7,023,925	2,638,880
Universal Robina Corp.	690,000	2,955,805
(Cost $6,767,487)		5,594,685
Russia 0.3%
Yandex NV "A"* (c) (Cost $1,795,171)	123,700	2,057,131
Singapore 0.3%
Lian Beng Group Ltd. (Cost $1,981,200)	5,531,001	1,960,944
Spain 0.2%
Mediaset Espana Comunicacion SA (Cost $1,717,264)	150,000	1,719,639
Sweden 3.3%
Assa Abloy AB "B"	252,500	5,358,493
Atlas Copco AB "A"	115,000	3,071,748
Meda AB "A"	362,500	4,345,182
Nobina AB 144A*	753,211	3,022,585
Svenska Cellulosa AB "B"	113,000	3,247,513
Swedbank AB "A"	170,500	3,770,384
(Cost $23,247,310)		22,815,905
Switzerland 3.7%
Dufry AG (Registered)*	26,977	3,225,967
Galenica AG (Registered)	6,600	9,630,214
Lonza Group AG (Registered)*	33,000	5,208,401
Nestle SA (Registered)	87,100	6,457,321
UBS Group AG (Registered)	81,000	1,554,891
(Cost $22,373,917)		26,076,794
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $2,160,838)	1,322,052	1,088,184
United Kingdom 9.1%
Arrow Global Group PLC	1,091,509	4,257,754
AVEVA Group PLC	48,000	1,584,925
Babcock International Group PLC	482,855	7,785,871
Clinigen Healthcare Ltd.*	430,923	4,354,875
Compass Group PLC	230,000	4,002,145
Crest Nicholson Holdings PLC	548,356	4,421,139
Domino's Pizza Group PLC	287,050	4,541,044
Halma PLC	185,000	2,405,673
Hargreaves Lansdown PLC	190,540	4,294,536
Howden Joinery Group PLC	653,891	5,115,685
IMI PLC	85,000	1,221,330
Jardine Lloyd Thompson Group PLC	184,838	2,498,413
Polypipe Group PLC	843,800	4,575,047
Reckitt Benckiser Group PLC	38,400	3,603,424
Rotork PLC	640,340	1,757,019
Smith & Nephew PLC	177,000	2,990,103
Spirax-Sarco Engineering PLC	87,988	4,138,257
(Cost $53,268,252)		63,547,240
United States 42.4%
Acadia Healthcare Co., Inc.*	54,000	3,726,540
Advance Auto Parts, Inc.	22,952	3,734,979
Affiliated Managers Group, Inc.*	22,568	3,999,727
Agilent Technologies, Inc.	50,000	2,091,000
Allergan PLC*	13,400	4,206,126
Alliance Data Systems Corp.*	25,600	7,343,360
Amphenol Corp. "A"	182,700	10,057,635
AZZ, Inc. (a)	59,859	3,564,005
Bank of America Corp.	200,000	3,486,000
Berry Plastics Group, Inc.*	91,653	3,332,503
Bristol-Myers Squibb Co.	44,000	2,948,440
Cardtronics, Inc.* (a)	108,654	4,086,477
Casey's General Stores, Inc.	48,188	5,602,819
Cerner Corp.*	90,000	5,364,000
Citrix Systems, Inc.*	57,200	4,385,524
Danaher Corp.	66,600	6,419,574
Del Taco Restaurants, Inc.* (a)	189,100	2,087,664
Diamondback Energy, Inc.*	26,829	2,093,199
DigitalGlobe, Inc.*	108,562	1,834,698
Dollar General Corp.	54,500	3,564,845
Ecolab, Inc.	50,700	6,041,412
Encore Capital Group, Inc.*	61,198	2,017,698
Envision Healthcare Holdings, Inc.*	66,500	1,828,750
EOG Resources, Inc.	54,500	4,546,935
Express Scripts Holding Co.*	43,000	3,675,640
Exxon Mobil Corp.	38,000	3,103,080
FCB Financial Holdings, Inc. "A"*	52,941	2,062,052
Fox Factory Holding Corp.* (a)	237,916	4,227,767
Gentherm, Inc.*	100,267	5,097,574
Hain Celestial Group, Inc.*	68,398	2,920,595
Harman International Industries, Inc.	32,600	3,363,016
Jack in the Box, Inc.	50,605	3,751,855
Jarden Corp.*	53,900	2,516,052
JPMorgan Chase & Co.	124,000	8,268,320
Kindred Healthcare, Inc.	175,534	2,343,379
Knowles Corp.* (a)	177,232	2,919,011
Ligand Pharmaceuticals, Inc.* (a)	23,433	2,509,206
MasterCard, Inc. "A"	100,000	9,792,000
Matador Resources Co.* (a)	98,687	2,536,256
MAXIMUS, Inc.	70,179	3,982,658
Middleby Corp.*	48,540	5,341,342
Molina Healthcare, Inc.* (a)	59,877	3,608,188
NantKwest, Inc.* (a)	57,100	931,301
Nielsen Holdings PLC	119,700	5,587,596
NIKE, Inc. "B"	32,200	4,259,416
Noble Energy, Inc.	136,200	4,994,454
Oaktree Capital Group LLC (a)	76,869	3,753,513
On Assignment, Inc.*	42,700	1,993,236
Orexigen Therapeutics, Inc.* (a)	317,600	759,064
Pacira Pharmaceuticals, Inc.*	66,397	4,299,206
Palo Alto Networks, Inc.*	14,500	2,716,430
PAREXEL International Corp.* (a)	38,459	2,609,443
PayPal Holdings, Inc.*	134,000	4,724,840
Polaris Industries, Inc. (a)	35,267	3,718,200
Primoris Services Corp. (a)	222,203	5,128,445
Providence Service Corp.*	134,200	6,497,964
Retrophin, Inc.*	149,543	3,342,286
Roadrunner Transportation Systems, Inc.*	130,218	1,435,002
Schlumberger Ltd.	76,300	5,886,545
Sinclair Broadcast Group, Inc. "A"	121,630	4,269,213
South State Corp.	23,214	1,824,853
Stericycle, Inc.*	13,600	1,641,792
T-Mobile U.S., Inc.*	80,000	2,840,000
Tenneco, Inc.*	75,524	4,069,233
The Sherwin-Williams Co.	6,500	1,794,455
Time Warner, Inc.	58,600	4,100,828
TiVo, Inc.*	304,754	2,739,738
TJX Companies, Inc.	45,500	3,212,300
TriNet Group, Inc.*	112,566	2,223,178
TriState Capital Holdings, Inc.* (a)	268,907	3,557,640
Union Pacific Corp.	37,500	3,148,125
United Technologies Corp.	45,000	4,322,250
Urban Outfitters, Inc.* (a)	84,055	1,882,832
VeriFone Systems, Inc.*	100,722	2,888,707
WABCO Holdings, Inc.*	47,739	5,130,988
Western Digital Corp.	48,181	3,006,976
WEX, Inc.*	23,779	2,241,646
Zeltiq Aesthetics, Inc.*	144,183	4,380,279
Zoe's Kitchen, Inc.*	71,165	2,421,033
(Cost $258,670,023)		294,714,908
Total Common Stocks (Cost $589,064,557)		665,672,209
Convertible Preferred Stock 0.1%
United States
Providence Service Corp., 5.5% (Cost $572,300)	5,723	694,854
Right 0.0%
France
Parrot SA * (a) (Cost $306,889)	27,939	227,296
	Principal Amount ($)	Value ($)
Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	502,714
	Shares	Value ($)

Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 0.20% (d) (e) (Cost $41,623,060)	41,623,060	41,623,060
Cash Equivalents 3.0%
Central Cash Management Fund, 0.14% (d) (Cost $21,056,865)	21,056,865	21,056,865
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $652,623,671) †	104.9	729,776,998
Other Assets and Liabilities, Net	(4.9)	(34,204,725)
Net Assets	100.0	695,572,273

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $657,043,994. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $72,733,004. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $118,060,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,327,021.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $40,461,681, which is 5.8% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At November 30, 2015 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock, Right & Other Investment
Consumer Discretionary	125,754,022	18.8%
Health Care	114,920,517	17.2%
Industrials	112,570,792	16.9%
Information Technology	93,421,977	14.0%
Financials	86,400,313	13.0%
Consumer Staples	73,175,359	11.0%
Energy	30,824,046	4.6%
Materials	25,350,726	3.8%
Telecommunication Services	4,679,321	0.7%
Total	667,097,073	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,044,888	$—	$3,044,888
Bermuda	4,011,662	—	—	4,011,662
Canada	29,641,897	—	—	29,641,897
China	—	2,018,166	—	2,018,166
Denmark	—	5,200,571	—	5,200,571
Finland	—	8,700,815	—	8,700,815
France	6,218,617	9,706,407	—	15,925,024
Germany	—	38,883,538	—	38,883,538
Hong Kong	—	9,058,115	1,800,182	10,858,297
India	2,916,607	—	—	2,916,607
Indonesia	—	3,206,256	—	3,206,256
Ireland	6,580,564	15,417,292	—	21,997,856
Italy	—	7,041,348	—	7,041,348
Japan	—	37,491,347	—	37,491,347
Korea	—	1,236,144	—	1,236,144
Luxembourg	—	7,514,365	—	7,514,365
Malaysia	—	11,157,176	—	11,157,176
Mexico	3,296,196	—	—	3,296,196
Netherlands	7,601,848	10,257,384	—	17,859,232
Norway	—	10,118,635	—	10,118,635
Panama	3,976,759	—	—	3,976,759
Philippines	—	5,594,685	—	5,594,685
Russia	2,057,131	—	—	2,057,131
Singapore	—	1,960,944	—	1,960,944
Spain	—	1,719,639	—	1,719,639
Sweden	—	22,815,905	—	22,815,905
Switzerland	—	26,076,794	—	26,076,794
Thailand	—	1,088,184	—	1,088,184
United Kingdom	—	63,547,240	—	63,547,240
United States	294,714,908	—	—	294,714,908
Convertible Preferred Stock	—	—	694,854	694,854
Right	—	227,296	—	227,296
Other Investments	502,714	—	—	502,714
Short-Term Investments (e)	62,679,925	—	—	62,679,925
Total	$424,198,828	$303,083,134	$2,495,036	$729,776,998

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016